Capital Management - Summary of Cash Equivalents, Short-term Investments and Restricted Short-term Investment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Capital Management [Line Items]
Cash equivalents	$ 6,142,647	$ 18,502,297
Restricted short-term investments maturity date	Dec. 11, 2019	Dec. 11, 2018
Restricted short-term investments interest rate	1.40%	0.90%
Restricted short-term investment	$ 48,000	$ 60,000
Pledge for Acquisition of Biodroga Nutraceutical Inc.
Disclosure Of Capital Management [Line Items]
Restricted short-term investments maturity date		May 28, 2018
Restricted short-term investments interest rate		1.20%
Restricted short-term investment		$ 2,350,000
Term Deposits
Disclosure Of Capital Management [Line Items]
Maturity dates of term deposits		Apr. 27, 2018
Term deposits interest rate	1.55%	1.12%
Cash equivalents	$ 6,142,647	$ 18,502,297